Financial Risks - Summary of General Account Equity Real Estate and Other Non-fixed-income Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	€ 5,009	€ 8,903
Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	4,414	4,097
The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets		4,076
United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	556	628
International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	30	91
Equity Funds 1 [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	151	280
Equity Funds 1 [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	141	175
Equity Funds 1 [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets		34
Equity Funds 1 [member] | International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	3	63
Common shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	179	226
Common shares [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	148	190
Common shares [member] | United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	25	29
Common shares [member] | International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	5	5
Preferred Shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	56	128
Preferred Shares [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	56	128
Investments in real estate [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	59	2,643
Investments in real estate [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	42	39
Investments in real estate [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets		2,588
Investments in real estate [member] | International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	17	16
Hedge funds [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	10	35
Hedge funds [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	10	35
Other Alternative Investments [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2,168	2,366
Other Alternative Investments [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2,168	1,934
Other Alternative Investments [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets		432
Other financial asset [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2,385	3,225
Other financial asset [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1,848	1,595
Other financial asset [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets		1,023
Other financial asset [member] | United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	531	598
Other financial asset [member] | International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	5	7
Asset management [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	9	10
Asset management [member] | Equity Funds 1 [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	7	9
Asset management [member] | Other financial asset [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1	2
Holding and other activities [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1	1
Holding and other activities [member] | Common shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	€ 1	€ 1